Subsequent Events - Additional Information (Details)					12 Months Ended
	Jun. 24, 2021 EUR (€)	Jun. 21, 2021 EUR (€)	May 01, 2021 CAD ($) shares	May 01, 2021 $ / shares	Apr. 30, 2021 shares $ / shares	Apr. 30, 2020 shares $ / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Stock options granted					583,000	194,000
Weighted average exercise price, Granted | $ / shares					$ 13.73	$ 3.65
Common Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of common shares issued for exercise of options			3,500
Gross proceeds from options exercise | $			$ 17,525
Transfer to share capital from contributed surplus relating to exercise of options | $			$ 10,156
Number of common shares issued for exercise of warrants			1,194
Gross proceeds from warrants exercise | $			$ 4,179
Transfer to share capital from contributed surplus relating to exercise of warrants | $			$ 2,693
Number of common shares issued for conversion of debt			17,646
Value of common shares issued for conversion of debt | $			$ 76,391
Common Shares | Options with 5 Years Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Stock options granted			10,000
Weighted average exercise price, Granted | $ / shares				$ 7.72
Vesting period of options granted			5 years
Vesting period			The options are subject to the following vesting period: one-third 1 year after grant date; one-third 2 years after grant date; and one-third 3 years after grant date
Common Shares | Options with 3 Years Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Stock options granted			43,750
Weighted average exercise price, Granted | $ / shares				$ 7.14
Vesting period of options granted			3 years
Major Lease Transactions After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Operating lease, remaining lease term		5 years
Operating lease, option to extend		5 year
Lease estimated annual cost | €		€ 488,948
IPA Europe | Common Shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of common shares issued pursuant to acquisition			41,488
Value of common shares issued pursuant to acquisition | $			$ 503,243
IPA Europe | Major Lease Transactions After Reporting Period
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Instrument for pre-accession assistance cost | €	€ 75,055